Debt (Details) - Part-15	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024
Debt [Line Items]
Qualified financing multiplied period	2	2
Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member] | Short Term Secured Convertible Debt One [Member]
Debt [Line Items]
Share price triggering warrant redemption	10 years
Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member] | If Qualified Financing Is Completed On Or Before Twenty Fourth Of January Two Thousand And Twenty Three [Member] | Short Term Secured Convertible Debt One [Member]
Debt [Line Items]
Percentage of face value	50.00%
Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member] | If Qualified Financing Is Completed On Or Before Twenty Fourth Of January Two Thousand And Twenty Seven [Member] | Short Term Secured Convertible Debt One [Member]
Debt [Line Items]
Percentage of face value	75.00%
Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member] | Non Consummation Of Qualified Financing Or Non Repayment Of Loan [Member] | Short Term Secured Convertible Debt One [Member]
Debt [Line Items]
Percentage of face value	100.00%